UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
April 30, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--33.0%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.26%, 5/7/15	100,000,000	a	100,000,000
Bank of Montreal (Yankee)
0.30%, 10/15/15	250,000,000		250,000,000
Bank of Nova Scotia (Yankee)
0.31%, 5/6/15	300,000,000	a,b	300,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 6/17/15	200,000,000		200,000,000
BNP Paribas (Yankee)
0.25%, 5/19/15	500,000,000		500,000,000
HSBC Bank USA (Yankee)
0.35%, 5/5/15	100,000,000	a	100,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.25%, 7/22/15 - 7/27/15	450,000,000	b	450,000,000
Mizuho Bank Ltd/NY (Yankee)
0.24% - 0.25%, 5/6/15 - 7/29/15	587,000,000		587,000,000
Nordea Bank Finland (Yankee)
0.23%, 5/19/15	495,000,000		494,998,764
Norinchukin Bank/NY (Yankee)
0.25%, 7/27/15	500,000,000		500,000,000
Oversea-Chinese Banking Corp./NY (Yankee)
0.28%, 10/22/15	100,000,000		100,000,000
Rabobank Nederland/NY (Yankee)
0.27% - 0.30%, 6/19/15 - 9/9/15	400,000,000		400,001,359
Royal Bank of Canada (Yankee)
0.27%, 5/5/15	250,000,000	a	250,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 6/17/15 - 7/6/15	987,000,000	b	987,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.23% - 0.25%, 5/15/15 - 7/10/15	1,100,000,000	b	1,100,000,000
Toronto Dominion Bank NY (Yankee)
0.27% - 0.31%, 5/6/15 - 5/18/15	800,000,000	a	800,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/26/15	375,000,000		375,000,000
Wells Fargo Bank, NA
0.29% - 0.30%, 7/8/15 - 7/10/15	850,000,000	a	850,000,000
Total Negotiable Bank Certificates of Deposit
(cost $8,344,000,123)			8,344,000,123
Commercial Paper--27.3%
ANZ International Ltd.
0.27%, 5/29/15	100,000,000	a,b	100,000,000
Australia and New Zealand Banking Group Ltd.
0.27%, 5/13/15 - 5/18/15	300,000,000	a,b	300,000,000
Bank of Nova Scotia
0.32% - 0.33%, 5/1/15 - 6/24/15	300,000,000	a,b	300,000,000
Bank of Nova Scotia
0.30%, 10/20/15	500,000,000	b	499,283,333

Barclays US Funding LLC
0.13%, 5/1/15	500,000,000	b	500,000,000
BNZ International Funding Ltd.
0.30%, 5/5/15	100,000,000	a,b	100,000,000
Commonwealth Bank of Australia
0.28%, 5/20/15	400,000,000	a,b	400,000,000
CPPIB Capital Inc.
0.25%, 9/8/15	115,000,000		114,896,180
DBS Bank Ltd./Singapore
0.25% - 0.28%, 6/8/15 - 10/8/15	380,000,000	b	379,686,756
Erste Abwicklungsanstalt
0.27%, 8/27/15	100,000,000	b	99,911,500
HSBC Bank PLC
0.33%, 5/21/15	445,000,000	a,b	445,000,000
JP Morgan Securities LLC (3A3)
0.40%, 11/10/15	100,000,000		99,785,556
JPMorgan Securities LLC (4(2))
0.39%, 5/8/15	75,000,000	a,b	75,000,000
National Australia Bank
0.26%, 5/14/15	500,000,000	a,b	500,000,000
Oversea-Chinese Banking Corp./NY
0.23% - 0.24%, 5/19/15 - 5/27/15	397,900,000		397,840,419
PSP Capital Inc.
0.24%, 8/19/15	27,000,000		26,980,200
Rabobank Nederland/NY
0.27%, 8/14/15	800,000,000		799,381,667
State Street Corp.
0.18%, 6/15/15	84,000,000		83,981,100
Sumitomo Mitsui Banking Corp.
0.24% - 0.25%, 5/26/15 - 6/12/15	156,000,000	b	155,961,500
Toyota Motor Credit Corp.
0.27% - 0.28%, 8/18/15 - 9/11/15	410,000,000		409,626,900
United Overseas Bank Ltd.
0.27% - 0.29%, 9/22/15 - 10/7/15	300,000,000	b	299,635,833
Westpac Banking Corp.
0.27% - 0.29%, 5/12/15 - 7/1/15	800,000,000	a,b	800,000,000
Total Commercial Paper
(cost $6,886,970,944)			6,886,970,944
Asset-Backed Commercial Paper--4.4%
Collateralized Commercial Paper Program Co., LLC
0.33% - 0.35%, 7/1/15 - 9/17/15	1,000,000,000		999,062,222
Old Line Funding LLC
0.30%, 9/25/15	100,000,000	b	99,877,500
Total Asset-Backed Commercial Paper
(cost $1,098,939,722)			1,098,939,722
Time Deposits--30.5%
Credit Agricole (Grand Cayman)
0.07%, 5/1/15	1,000,000,000		1,000,000,000
DnB Bank (Grand Cayman)
0.06%, 5/1/15	500,000,000		500,000,000
Lloyds Bank (London)
0.05%, 5/1/15	700,000,000		700,000,000

Natixis New York (Grand Cayman)
0.06%, 5/1/15	1,232,000,000		1,232,000,000
Nordea Bank Finland (Grand Cayman)
0.05%, 5/1/15	750,000,000		750,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.06%, 5/1/15	1,250,000,000		1,250,000,000
Standard Chartered Bank
0.07%, 5/1/15	1,000,000,000		1,000,000,000
Swedbank (Grand Cayman)
0.06%, 5/1/15	1,250,000,000		1,250,000,000
Total Time Deposits
(cost $7,682,000,000)			7,682,000,000
U.S. Treasury Notes--.5%
0.04%, 5/31/15
(cost $114,200,987)	114,000,000		114,200,987
Repurchase Agreements--4.3%
BNP Paribas Prime Brokerage Inc.
0.30%, dated 12/15/14, due 6/4/15 in the amount of
$125,001,042 (fully collateralized by Various Common
Stocks, value $137,500,045)	125,000,000	c	125,000,000
Citigroup Global Markets Holdings Inc.
0.11%, dated 4/30/15, due 5/1/15 in the amount of
$30,000,092 (fully collateralized by $30,633,600 U.S.
Treasury Notes, 0.38%, due 10/31/16, value
$30,600,087)	30,000,000		30,000,000
Merrill Lynch & Co. Inc.
0.30%, dated 9/10/14-12/9/14, due 6/4/15 in the
amount of $675,005,625 (fully collateralized by
Various Common Stocks, value $742,500,040)	675,000,000	c	675,000,000
Societe Generale
0.16%, dated 4/30/15, due 5/1/15 in the amount of
$250,001,111 (fully collateralized by $57,125,000
Federal Home Loan Bank, 0.32%-2.13%, due
1/13/16-4/15/20, value $57,706,458, $99,229,000
Federal Home Loan Mortgage Corp., Mortgage Pools,
0%-1.75%, due 9/14/16-11/29/19, value $99,125,141 and
$102,176,000 Federal National Mortgage Association,
Mortgage Pools, 0%-2.63%, due 6/1/17-5/15/30, value
$98,168,551)	250,000,000		250,000,000
Total Repurchase Agreements
(cost $1,080,000,000)			1,080,000,000
Total Investments (cost $25,206,111,776)	100.0%		25,206,111,776
Cash and Receivables (Net)	.0%		688,756
Net Assets	100.0%		25,206,800,532

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to $7,891,356,422 or 31.3% of net assets.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	25,206,111,776
Level 3 - Significant Unobservable Inputs	-
Total	25,206,111,776

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manage the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon p the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell th securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under th Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)